GOODWILL AND INTANGIBLE ASSETS, NET (Details) $ in Millions, $ in Millions	Dec. 31, 2018 COP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 COP ($)
Disclosure of detailed information about intangible assets [abstract]
Intangible assets	$ 563,452	$ 563,452	$ 535,465	$ 535,465
Goodwill	6,638,403		6,095,959		$ 6,130,095
Total	$ 7,201,855		$ 6,631,424